Information on staff and remuneration - Employee warrant programs (Details) - Warrant programs - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information on staff and remuneration
Margin percentage for determine the exercise price of warrants	10.00%
Expiration period of warrants	5 years
Vested period of warrants	3 years
Frequency of exercises of warrants		4
Chief Executive Officer
Disclosure of Information on staff and remuneration
Vested period of warrants	1 year